Cash And Cash Equivalent - Summary of Detailed Information About Cash And Cash Equivalents (Parenthetical) (Detail)	Dec. 31, 2019	Dec. 31, 2018
Text Block [Abstract]
Average deposit remuneration rate	106.90%	101.00%
Average repurchase operations remuneration rate	99.90%	100.00%